Retirement Plans - Reconciliation of Benefit Obligation, Plan Assets and Unfunded Status of Plans (Detail) - USD ($) $ in Millions		12 Months Ended
	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Separation-related adjustment	$ (7)
Pension Benefits | Qualified
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year		$ 2,439	$ 168
Interest cost		86	24	$ 7
Actuarial loss (gain)		169	(186)
Settlement		0	(30)
Foreign currency translation		0	0
Benefits paid		(122)	(39)
Plan transfers from parent company		0	2,502
Plan transfers to parent company		0	0
Benefit obligation at end of year		2,572	2,439	168
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year		2,249	169
Actual return on assets		357	(93)
Settlement		0	(30)
Employer contributions		0	1
Foreign currency translation		0	0
Separation-related adjustment		(6)	0
Plan transfers from parent company		0	2,241
Plan transfers to parent company		0	0
Benefits paid		(122)	(39)
Fair value of plan assets at end of year		2,478	2,249	169
Unfunded status at end of year		(94)	(190)
Pension Benefits | Non-Qualified & International
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year		92	220
Interest cost		3	6	9
Actuarial loss (gain)		5	(7)
Settlement		0	0
Foreign currency translation		0	(27)
Benefits paid		(5)	(10)
Plan transfers from parent company		0	97
Plan transfers to parent company		0	(187)
Benefit obligation at end of year		95	92	220
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year		2	220
Actual return on assets		0	9
Settlement		0	0
Employer contributions		6	4
Foreign currency translation		(1)	(27)
Separation-related adjustment		0	0
Plan transfers from parent company		0	0
Plan transfers to parent company		0	(194)
Benefits paid		(5)	(10)
Fair value of plan assets at end of year		2	2	$ 220
Unfunded status at end of year		$ (93)	$ (90)